Note Related party transactions (Related party transactions table) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Beginning of period	$ 158,094	$ 96,554
New loans	29,488	75,490
Payments	(45,951)	(18,479)
Other Changes	23,607	4,529
End of period	165,238	158,094
Executive Officers
Related Party Transaction [Line Items]
Beginning of period	34,087	29,713
New loans	2,062	1,163
Payments	(1,239)	(1,318)
Other Changes	23,607	4,529
End of period	58,517	34,087
Directors
Related Party Transaction [Line Items]
Beginning of period	124,007	66,841
New loans	27,426	74,327
Payments	(44,712)	(17,161)
Other Changes	0	0
End of period	$ 106,721	$ 124,007